Label	Element	Value
Horizon Kinetics Inflation Beneficiaries ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Horizon Kinetics Inflation Beneficiaries ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Horizon Kinetics Inflation Beneficiaries ETF (the “Inflation Beneficiaries ETF” or the “Fund”) seeks long-term growth of capital in real (inflation-adjusted) terms.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2022, the Fund’s portfolio turnover rate was 9.24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.24%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in the equity securities of domestic and foreign companies that are expected to benefit, either directly or indirectly, from rising prices (inflation). The Fund’s investments in equity securities are generally expected to include common stock, ownership units of publicly traded master limited partnerships (“MLPs”), and units of royalty trusts. The Fund’s investment in equity interests of MLPs may include both general partnership interests and limited partnership interests of MLPs.
Horizon Kinetics Asset Management LLC (the “Adviser”) is the Fund’s investment adviser. The Adviser seeks to identify companies that it believes are positioned to benefit from inflationary pressures, such as companies whose revenues are expected to increase with rising consumer, producer, raw material or assets prices without a corresponding increase in expenses. Such companies may include, for example, exploration and production companies, mining companies, transportation companies, infrastructure and real estate companies, with an emphasis on “asset light” businesses with royalty, streaming, rental, brokerage, management, and leasing exposure. “Asset light” refers to companies with relatively low working capital requirements and modest financial leverage that maintain exposure to inflation drivers. This may include companies with indirect exposure to inflation drivers, such as financial exchanges that facilitate transactions in commodity, interest rate and currency instruments, as well as data providers that specialize in data and analytics in industries that are sensitive to movements in interest rates and consumer prices. The Fund may invest in the securities of companies that earn revenue from precious metals or other commodities through active (i.e., mining or production) or passive (i.e., owning royalties or production streams) means. Royalties are the rights of a company to receive a percentage of the revenues generated from production of a commodity (e.g., from mining precious metals). Production streams are arrangements in which a company provides an upfront payment in exchange for the right to purchase, typically at a fixed price determined in advance of production, all or a portion of certain metals or other commodities produced from a mine.
In selecting individual securities for the Fund’s portfolio, the Adviser employs a value-driven, “bottom-up” or fundamental approach. The Adviser’s research and analysis leverages insights from diverse sources, including internal research, to develop and refine its investment themes for the Fund and identify and take advantage of trends that have ramifications for individual companies or entire industries. The types of companies the Adviser believes are relevant to this theme are typically those that can increase revenues without a corresponding increase in expenses in an inflationary environment. Often such companies own, or directly or indirectly benefit from exposure to, underlying variables that are sensitive to inflationary pressures. The Adviser expects to sell portfolio holdings when it determines they no longer fit the Adviser’s investment thesis or are no longer attractively valued.
The Fund’s portfolio generally will include the securities of approximately 20 to 60 issuers that may range from small- to large-capitalization companies. Although the majority of the Fund’s portfolio securities are expected to be of issuers that are either domiciled in, or earn a majority of their revenues from activities within, the United States, the Fund also may have significant exposure to issuers that are either domiciled in, or earn a majority of their revenues from activities within, Australia, Canada, and Europe.
The Fund may also have significant exposure to securities exchange companies.
The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or lesser number of issuers than diversified funds.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may invest in the securities of companies that earn revenue from precious metals or other commodities through active (i.e., mining or production) or passive (i.e., owning royalties or production streams) means.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund. The Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions. The Adviser seeks to select for the Fund equity securities of companies that it expects to benefit, either directly or indirectly, from rising prices of real assets that are sensitive to inflationary pressures. To the extent the Adviser’s expectations for increases in the prices of real assets do not materialize (for example, because inflation did not materially increase for a period of time), the Fund may underperform other funds. Similarly, if the Adviser’s judgments about the extent to which a company will benefit from increases in the prices of real assets prove to be incorrect, the value of such companies, and consequently the Fund, may decline.
•Currency Exchange Rate Risk. The Fund may invest in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”) or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
•ETF Risks. The Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of domestic ETFs.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
•Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Australia-Specific Risk. Because investments in the metals and mining industry may be geographically concentrated in Australian companies or companies that have a significant presence in Australia, investment results could be dependent on the financial condition of the Australian economy. Investments in Australian issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. This makes the Australian economy susceptible to fluctuations in the commodity markets. Australia is also dependent on trading with key trading partners.
◦Canada-Specific Risk. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.
◦Europe-Specific Risk. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
The UK formally exited from the EU on January 31, 2020 (known as “Brexit”) and, following an 11-month transition period, left the EU single market and customs union under the terms of a new trade agreement on December 31, 2020. The agreement governs the new relationship between the United Kingdom and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. The full scope and nature of the consequences of the exit are not at this time known, but may include increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, Europe and globally, which may adversely affect the value of the Fund’s investments.
•Market Capitalization Risk.
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning small-capitalization companies than for larger, more established companies.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the coronavirus (COVID-19) pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. It is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
•MLP Risk. MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. In addition, most MLPs are leveraged investments and are subject to interest rate risk as higher interest rates generally result in increased costs associated with MLPs’ floating rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions. MLP investments also entail many of the general tax risks of investing in a partnership. Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership. Additionally, there is always the risk that an MLP will fail to qualify for favorable tax treatment.
•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
•Real Assets Risk. The Fund’s investments in securities linked to real assets involve significant risks, including financial, operating, and competitive risks. Investments in securities linked to real assets expose the Fund to adverse macroeconomic conditions, such as a rise in interest rates or a downturn in the economy in which the asset is located.
•Royalty Trusts Risk. The Fund may invest in publicly traded royalty trusts. Royalty trusts are special purpose vehicles organized as investment trusts created to make investments in operating companies or their cash flows. A royalty trust generally acquires an interest in natural resource companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for the royalty trust’s underlying commodity could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts.
•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Energy Sector Risk. The energy sector is comprised of energy, industrial, infrastructure, and logistics companies, and will therefore be susceptible to adverse economic, environmental, business, regulatory, or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. At times, the performance of these investments may lag the performance of other sectors or the market as a whole. Companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, energy sector companies are subject to substantial government regulation and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.
•Securities Exchange Companies Risk. The Fund’s investments in securities exchange companies subject it to more risks as compared to a fund that invests in a wider variety of companies. For instance, various factors may significantly affect securities exchange companies, including economic, political and geopolitical market conditions; legislative and regulatory changes; broad trends in the industry and financial markets; shifts in demand or supply in commodities underlying their products; and competition. •Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to a regulated investment company (“RIC”) the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements. Certain of the Fund’s investments, including certain investments in royalty trusts, may generate income that is not qualifying income. The Fund will seek to restrict its income from such investments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income requirement for the Fund to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986, (the “Code”).
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the most recent calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. The table also shows how the Fund’s performance compares to a second index that provides a broad measure of the performance of the commodities market. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.horizonkinetics.com/products/etf or by calling the Fund toll-free at 1-800-617-0004.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.horizonkinetics.com/products/etf
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the best performance for a quarter was 12.96% (for the quarter ended December 31, 2022) and the worst performance was -13.67% (for the quarter ended June 30, 2022).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.67%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2022)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Horizon Kinetics Inflation Beneficiaries ETF | MSCI ACWI All Cap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI ACWI All Cap Index(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(18.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.88%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2021
Horizon Kinetics Inflation Beneficiaries ETF | S&P GSCI (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P GSCI(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.99%
Since Inception	rr_AverageAnnualReturnSinceInception	30.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2021
Horizon Kinetics Inflation Beneficiaries ETF | Horizon Kinetics Inflation Beneficiaries ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	INFL
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
Annual Return 2022	rr_AnnualReturn2022	2.57%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.57%
Since Inception	rr_AverageAnnualReturnSinceInception	13.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2021
Horizon Kinetics Inflation Beneficiaries ETF | Horizon Kinetics Inflation Beneficiaries ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.14%
Since Inception	rr_AverageAnnualReturnSinceInception	13.56%
Horizon Kinetics Inflation Beneficiaries ETF | Horizon Kinetics Inflation Beneficiaries ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.79%
Since Inception	rr_AverageAnnualReturnSinceInception	10.74%
Horizon Kinetics Blockchain Development ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Horizon Kinetics Blockchain Development ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Horizon Kinetics Blockchain Development ETF (the “Blockchain Development ETF” or the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal period August 1, 2022 (commencement of operations) through December 31, 2022, the Fund’s portfolio turnover rate was 5.12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.12%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest primarily in equity securities of listed domestic and foreign Blockchain Development Companies (as the term is defined below), American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”), that Horizon Kinetics Asset Management LLC, the Fund’s investment adviser (the “Adviser”), expects to benefit, either directly or indirectly, from the use of blockchain technology in connection with the issuance, facilitation, custody, trading and administration of digital assets, including cryptocurrencies. A blockchain is a peer-to-peer ledger of immutable transactions consolidated into digital “blocks” of data; the “blocks” are cryptographically linked consecutively into a chronological “chain,” meaning that each new block references the transactions in the previous block of data. The Fund defines “digital assets” as digital (i.e., non-tangible) representations of various assets (e.g., goods, resources, objects) and defines “cryptocurrency” (also referred to as “virtual currency” and “digital currency”) as digital assets designed to act as a medium of exchange. The Fund does not invest directly in cryptocurrencies or initial coin offerings and as a result, its performance does not seek to, and should not be expected to, correspond to the performance of any particular cryptocurrency.
Blockchain Development Companies may include companies that (i) verify and add digital asset transactions to a blockchain ledger (i.e., digital asset mining), or that produce technology used in digital asset mining, (ii) operate trading platforms/exchanges, asset managers, custodians, wallets, and/or payment gateways or processors for digital assets issued on a blockchain, (iii) develop and distribute applications and software services related to blockchain technology and digital assets issued on a blockchain, including smart contracts, (iv) manufacture and distribute infrastructure and/or hardware used for blockchain activities and digital assets issued on a blockchain, or (v) provide engineering and consulting services for the adoption and utilization of blockchain technology and digital assets issued on a blockchain.
In selecting individual securities for the Fund’s portfolio, the Adviser employs a value-driven, “bottom-up” or fundamental approach. The Adviser’s research and analysis leverages insights from diverse sources, including internal research, to develop and refine its investment themes for the Fund and identify and take advantage of trends that are expected to benefit individual companies or broader sub-industries. The Adviser expects to sell portfolio holdings when it determines that they no longer fit the Adviser’s investment thesis and/or are no longer attractively valued.
The Fund’s portfolio generally will include the securities of approximately 20 to 50 issuers, and those issuers may represent any combination of small-, mid-, or large-capitalization companies at any point in time. The Fund may invest in issuers in developed, emerging markets, and frontier markets. Frontier markets and emerging market countries are those countries with low- and middle-income economies, respectively, as classified by the World Bank, or included in any of the Morgan Stanley Capital International (MSCI) frontier markets or emerging markets indices.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in Blockchain Development Companies. A Blockchain Development Company means a company that has (i) publicly disclosed its commitment to the development and use of blockchain technologies, (ii) organized a separate identifiable business line or legal entity for the purpose of developing and using blockchain technologies, or (iii) been defined by one or more published indices or classified by one or more industry classification schemes as a blockchain company.
The Fund also may invest in the securities of issuers the Adviser believes are actively engaged in the development and use of blockchain technologies, but which do not meet the criteria specified above in the Fund’s definition of Blockchain Development Companies, and anticipates investing in cash and cash equivalents on a day-to-day basis.
The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or smaller number of issuers than diversified funds. The Fund expects to concentrate its investments in issuers in the Capital Markets Industry within the Financials Sector, as classified by the Global Industry Classification Standard (GICS®).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in Blockchain Development Companies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Associated Risk of Investing in Blockchain Development Companies. The Fund will invest in Blockchain Development Companies. At times, Blockchain Development Companies may be out of favor and underperform other industries or groups of industries or the market as a whole. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. An investment in a Blockchain Development Company may be subject to the following risks:
◦Risk that Blockchain Technology is New and Many of its Uses May be Untested. The mechanics of using blockchain technology to transact in digital or other types of assets, such as securities or derivatives, is relatively new and untested. There is no assurance that widespread adoption will occur. A lack of expansion in the usage of blockchain technology could adversely affect Blockchain Development Companies.
◦Theft, Loss or Destruction Risk. Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss, or destruction of these keys could adversely affect a user’s ownership claims over an asset or a company’s business or operations if it was dependent on the blockchain.
◦Competing Platforms, Technologies, and Patents Risk. The development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchains. Further, if one or more other persons, companies or organizations has or obtains a valid patent covering technology critical to the operation of one or more of a Blockchain Development Company’s business lines, there can be no guarantee that such an entity would be willing to license such technology at acceptable prices or at all, which could have a material adverse effect on the Blockchain Development Company’s business, financial condition and results of operations.
◦Cybersecurity Incidents Risk. Cybersecurity incidents may compromise an issuer, its operations, or its business. Cybersecurity incidents may also specifically target a user’s transaction history, digital assets, or identity, thereby leading to privacy concerns. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response. Additionally, blockchain functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies.
◦Emerging Technologies Investment Risk. The Fund invests primarily to gain exposure to the emerging technologies and related activities in the blockchain and digital assets ecosystems. Companies across a wide variety of industries, primarily in the technology, finance, and entertainment sectors, are exploring the possible applications of these technologies. Blockchain technology may never develop an optimization process that may lead to increased economic returns from which the Fund seeks to benefit. The extent of such technologies’ versatility has not yet been fully explored. Consequently, the Fund’s holdings may include equity securities of operating companies that have exposure to a wide variety of industries, and the economic fortunes of certain companies held by the Fund may be significantly tied to such industries. Currently, there are few public companies for which these emerging technologies represent an attributable and significant revenue or profit stream, and such technologies may not ultimately have a material effect on the economic returns of companies in which the Fund invests.
◦Financial Technology Risk. Companies that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. Such companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. Laws generally vary by country, creating some challenges to achieving scale. A financial technology company may not currently derive any revenue, and there is no assurance that such company will derive any revenue from innovative technologies in the future. Additionally, financial technology companies may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks, increased regulatory oversight and disruptions in the technology they depend on.
◦Key Personnel Risk. Blockchain Development Companies rely on highly skilled financial service professionals and software engineers. Because of competition from other firms, Blockchain Development Companies may face difficulties in recruiting and retaining professionals of a caliber consistent with their business strategy in the future. The inability to successfully identify and retain qualified professionals could materially and adversely affect the growth, operations, or financial condition of the company.
◦Lack of Liquid Markets, and Possible Manipulation of Blockchain-Based Assets Risk. Digital assets that are represented and trade on a blockchain may not necessarily benefit from viable trading markets. Stock exchanges have listing requirements and vet issuers, and perhaps users. These conditions may not necessarily be replicated on a blockchain, depending on the platform’s controls and other policies. The more lenient a blockchain is about vetting issuers of digital assets or users that transact on the platform, the higher the potential risk for fraud or the manipulation of digital assets. These factors may decrease liquidity or volume, or increase volatility of digital securities or other assets trading on a blockchain.
◦Lack of Regulation Risk. Digital assets and their associated platforms are largely unregulated, and the regulatory environment is rapidly evolving. Because blockchain technology works by having every transaction build on every other transaction, participants can self-police any corruption, which can mitigate the need to depend on the current level of legal or government safeguards to monitor and control the flow of business transactions. As a result, companies engaged in such blockchain activities may be exposed to adverse regulatory action, fraudulent activity, or even failure. There can be no guarantee that future regulation of blockchain technology will not have a negative impact on the value of such technologies and of the companies in the which the Fund invests.
◦Network Amendment Risk. Significant contributors to any cryptocurrency network could propose amendments to the respective network’s protocols and software that, if accepted and authorized by such network, could adversely affect a Blockchain Development Company. For example, with respect to the bitcoin network, a small group of individuals contribute to the bitcoin network’s source code. Those individuals can propose refinements or improvements to the bitcoin network’s source code through one or more software upgrades that alter the protocols and software that govern the bitcoin network and the properties of bitcoin, including the irreversibility of transactions and limitations on the mining of new bitcoin. To the extent that a significant majority of the users and miners on the bitcoin network install such software upgrade(s), the bitcoin network would be subject to new protocols and software that may adversely affect Blockchain Development Companies.
◦Non-Fungible Tokens Ecosystem Company Risk. Non-fungible tokens (“NFTs”) act like a certificate of authenticity for a digital record. NFTs may be purchased, sold, or held as an original digital collectible for items such as digital art, music, videos, or other electronic content. The value of a NFT may decline for short or long periods of time and may be volatile due to factors such as the desirability of the particular NFT, the availability of other similar NFTs, the accessibility of the blockchain used by the NFT, and general risks applicable to Blockchain Development Companies. Volatility in the value of NFTs may have a material adverse effect on a Blockchain Development Company’s business, financial condition, and results of operation. The NFT ecosystem includes those companies that either (i) currently operate services for the issuance, creation, and commercialization of NFTs and/or (ii) invest in or fund, or will invest in or fund, internal or external projects targeting the issuance, creation, and commercialization of NFTs that are of material importance to such company.
◦Third Party Product Defects or Vulnerabilities Risk. Where blockchain systems are built using third party products, those products may contain technical defects or vulnerabilities beyond a company’s control. Open-source technologies that are used to build a blockchain application may also introduce defects and vulnerabilities.
◦Reliance on Cryptocurrency Risk. Certain Blockchain Development Companies may rely on the success of the digital currency industry, the development and acceptance of which is subject to a variety of factors that are difficult to evaluate. Though there are many applications of blockchain technology outside of the digital currency industry, digital currencies remain a key driver of interest in blockchain technology. Cryptocurrency is an emerging asset class. There are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency generally operates without a central authority
(such as a bank) and is not backed by any government. Cryptocurrency is not legal tender. Federal, state and/or foreign governments may restrict the use and exchange of cryptocurrency, and regulation in the United States is still developing. The market price of bitcoin has been subject to extreme fluctuations. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss, and destruction. Cryptocurrency exchanges and other trading venues on which cryptocurrencies trade are relatively new and, in most cases, largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers, or malware, which may also affect volatility.
◦Exposure to Cryptocurrency Risk. The Fund may have exposure to cryptocurrencies indirectly through investment in individual Blockchain Development Companies that have either direct or indirect exposure to cryptocurrencies, including cryptocurrencies other than bitcoin. To date, cryptocurrency markets have experienced extreme fluctuations and generally are characterized by significant volatility. The prices of cryptocurrencies could fall sharply (potentially to zero) for various reasons, including, but not limited to, regulatory changes, issues impacting the distributed ledger networks, events involving entities that facilitate transactions in cryptocurrency, or changes in user preferences in favor of alternative cryptocurrencies. Cryptocurrency exchanges and other trading venues on which cryptocurrencies trade are relatively new and, in most cases, largely unregulated. As a result, the prices of cryptocurrencies on exchanges may be subject to greater volatility than traditional assets traded on regulated exchanges. Cryptocurrency exchanges and other trading venues also may be more vulnerable to fraud and failure, including financial failure due to extreme market volatility, than established, regulated exchanges for securities, derivatives and other currencies. The Fund’s investments in Blockchain Development Companies with significant direct and indirect exposure to cryptocurrencies expose the Fund to all of the risks related to cryptocurrencies described above in addition to the risks related to the Blockchain Development Companies. Cryptocurrency volatility may have a material adverse effect on a Blockchain Development Company’s business, financial condition, and results of operation.
◦Line of Business Risk. Some Blockchain Development Companies are engaged in other lines of business unrelated to blockchain and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in activities linked to its use of blockchain, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.
•Concentration Risk. The Fund expects to have concentrated (i.e., invest more than 25% of its net assets) investment exposure to companies in the Capital Markets Industry, an industry within the Financials Sector. As a result, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting the Capital Markets Industry than a fund that invests its assets in a more diversified manner.
Global financial markets and economic conditions have been, and may continue to be, volatile due to a variety of factors, including significant write-offs in the Financials Sector. In particular, concerns about the general stability of financial markets and specifically the solvency of lending counterparties, may impact the cost of raising capital from the credit markets through increased interest rates, tighter lending standards, difficulties in refinancing debt on existing terms or at all and reduced, or in some cases ceasing to provide, funding to borrowers.
•Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Depositary Receipt Risk. Depositary Receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary Receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in Depositary Receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the Depositary Receipts may not provide a return that corresponds precisely with that of the Underlying Shares.
•Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
•ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of domestic ETFs.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
•Frontier Markets Risk. Certain foreign markets are only in the earliest stages of development and may be considered “frontier markets.” Frontier financial markets generally are less liquid and more volatile than other markets, including markets in developing and emerging economies. Securities may have limited marketability and be subject to erratic price movements. Frontier markets may be impacted by political instability, war, terrorist activities and religious, ethnic and/or socioeconomic unrest. These and other factors make investing in frontier market countries significantly riskier than investing in developed market or emerging market countries.
•Geographic Investment Risk. To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance.
Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.
◦Risks of Investing in Canada. The Fund may have significant exposure to issuers operating and/or organized in Canada, and, as a result, investment results could be dependent on the financial condition of the Canadian economy. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.
•Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
•Management Risk. The Fund is actively managed and its ability to achieve its investment objective is dependent on the Adviser’s successful implementation of the Fund’s investment strategies. The Adviser’s evaluations and assumptions regarding issuers, securities, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. It is unknown how long circumstances related to the COVID-19 pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
•Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
◦Communication Services Sector Risk. Market or economic factors impacting communication services companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of communication services companies and companies that rely heavily on technology is particularly vulnerable to research and development costs, substantial capital requirements, product and services obsolescence, government regulation, and domestic and international competition, including competition from foreign competitors with lower production costs. Stocks of communication services companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the communication services sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
◦Financials Sector Risk. Performance of companies in the Financials Sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.horizonkinetics.com/products/etf/BCDF.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.horizonkinetics.com/products/etf/BCDF
Horizon Kinetics Blockchain Development ETF | Horizon Kinetics Blockchain Development ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BCDF
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 271
Horizon Kinetics Medical ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Horizon Kinetics Medical ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Horizon Kinetics Medical ETF (“Medical ETF” or the “Fund”) seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2022, the Predecessor Fund’s (defined below) portfolio turnover rate was 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect the Fund’s current unified management fee as if it had been in effect during the previous fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively-managed exchange-traded fund (“ETF”) that pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies. These types of companies derive at least 50% of their revenue from such activities. The Fund also may invest in other ETFs and purchase and write options for hedging purposes and/or direct investment.
The Fund may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that Horizon Kinetics Asset Management LLC, the Fund’s investment adviser (the “Adviser”), has determined to be of comparable quality.
The Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Adviser also considers at the amount of capital a company spends on research and development because the Adviser believes that such expenditures frequently have significant bearing on future growth. The Fund may invest in companies of any size, including small and medium-size companies. Additionally, the Fund may participate in securities lending arrangements up to 33 1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) to seek to increase the return on its portfolio.
Decisions to sell the Fund’s portfolio holdings are generally triggered by either adequate value being achieved, as determined by the Adviser, or an adverse change in a company’s operating performance or a deterioration of the company’s business model. A sell trigger also may occur if the Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Fund.
The Fund may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments. The Adviser will invest in such short-term cash positions to the extent the Adviser is unable to find sufficient investments meeting its criteria and when the Adviser believes the purchase of additional equity securities would not further the investment objective of the Fund during such periods of time. Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Fund may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.
If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate in the positive performance as much as it would have if it had been more fully invested in securities. In the aforementioned temporary defensive periods, the Adviser believes that an additional amount of liquidity in the Fund is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Fund holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.
The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Associated Risks of Investing in the Medical Industry. Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Additionally, it is possible that a medical device or product may fail after its research period; such research period may involve substantial research, testing and development time and the development company may incur significant costs. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.
•Below Investment Grade Bonds Risk. The Fund’s investments in below investment grade bonds are subject to a greater risk of loss of income and principal than higher grade debt securities. The Fund’s investments in below investment grade bonds also subject the Fund to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. Issuers of below investment grade bonds are often highly leveraged and are more vulnerable to changes in the economy. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.
•Concentration Risk. The Fund expects to have concentrated (i.e., invest more than 25% of its net assets) investment exposure to companies in the medical research, pharmaceutical and technology industries. As a result, it is more vulnerable to adverse market, economic, regulatory, political or other developments affecting the medical research, pharmaceutical and technology industries than a fund that invests its assets in a more diversified manner. Companies in the medical research, pharmaceutical and technology industries, as traditionally defined, spend heavily on research and development, and their products or services may not prove commercially successful or may become obsolete quickly. These industries are subject to a significant amount of governmental regulation, and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these industries. This regulation requires significant investments in time and funds to maintain compliance. The process of obtaining government approvals can be long and costly, and the process is accompanied by significant uncertainty. Companies in which the Fund may invest in may not currently have any marketed or approved products and may never have marketed or approved products; companies may not be able to maintain any regulatory approvals that they obtain for their products or their products may not be accepted by patients or providers. In addition, unanticipated problems often arise in connection with the development and marketing of new products, and many such efforts are ultimately unsuccessful. Companies in these sectors may not be able to obtain adequate pricing and reimbursement levels for any marketed products, impeding their ability to generate a profit. Companies may also have difficulty manufacturing, marketing, and distributing their products, or may have regulatory authority-imposed restrictions on their ability to do so. Companies may further face product liability and other actions should their products be less safe or efficacious than believed, should they be deemed to have engaged in misleading practices, or should a person that received their product otherwise experience harm or injury. Moreover, companies in the pharmaceutical industries are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting and rebating. The profitability of some companies in these industries may be dependent on a relatively limited number of products. In addition, their products can become obsolete due to industry innovation, changes in technologies, or other market developments. Pharmaceutical products are subject to government approvals, regulation, and reimbursement rates.
•Convertible Securities Risk. Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.
•Currency Exchange Rate Risk. The Fund may invest in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Depositary Receipt Risk. Depositary receipts, including ADRs, GDRs, and IDRs, involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares. Because the Underlying Shares trade on foreign exchanges that may be closed when the Fund’s primary listing exchange is open, the Fund may experience premiums and discounts greater than those of funds without exposure to such Underlying Shares.
•Derivatives Risk. Put and call options are referred to as “derivative” instruments since their values are based on, or derived from, an underlying reference asset, such as an index. Derivatives can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. Other risks of investments in derivatives include risks that the transactions may result in losses that partially or completely offset gains in portfolio positions, risks associated with leverage, and risks that the derivative transaction may not be liquid.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
•ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of domestic ETFs.
◦Trading Risk. Although Shares are listed for trading on The Nasdaq Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•Fixed Income Risk. Current market conditions and the actions of governmental authorities and regulators in response to COVID-19 and its far-reaching effects present heightened risks to the fixed income market generally. Such risks could be further heightened if such market conditions become more volatile or the governmental and regulatory actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes. In addition, the current environment is exposing fixed-income and debt markets to significant volatility and reduced liquidity for Fund investments.
◦Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
◦Credit Risk. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.
◦Extension Risk. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
◦Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. The Fund may be subject to a greater risk of rising interest rates due to the recent historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.
◦Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because most of the debt instruments held by the Fund will have floating or variable interest rates.
•Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there also is the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
•Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.
•Management Risk. The Fund is actively managed and its ability to achieve its investment objective is dependent on the Adviser’s successful implementation of the Fund’s investment strategies.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. It is unknown how long circumstances related to the COVID-19 pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
•Market Capitalization Risk.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
•Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of the underlying securities. Selling call options reduces the Fund’s ability to profit from increases in the value of the Fund’s equity portfolio, and purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.
•Other Investment Company Risk. The risks of investment in other investment companies, including ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. Investments in ETFs are also subject to the “ETF Risks” described above.
•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
◦Manufacturing Sector. Companies in the Manufacturing Sector can be significantly affected by supply and demand both for their specific product or service and for Manufacturing Sector products in general; a decline in demand for products due to rapid technological developments and frequent new product introduction; government regulation, world events and economic conditions; and the risks associated with potential environmental damage and product liability claims.
•Tax Risk. The use of derivatives strategies, such as writing (selling) and purchasing options, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. The Fund expects to generate premiums from its sale of options. These premiums typically will result in short-term capital gains for federal income tax purposes. In addition, equity securities that are hedged with put options may not be eligible for long-term capital gains tax treatment, as qualified dividend income for individual shareholders or eligible for the dividends received deduction applicable to corporate shareholders.
•Temporary Defensive Position Risk. If the Fund takes a temporary defensive position, it may invest all or a large portion of its assets in cash and/or cash equivalents. If the Fund takes a temporary defensive position, it may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund. The Fund commenced operations after the assets of another investment company advised by the Adviser, the Kinetics Medical Fund (the “Predecessor Fund”), were transferred to the Fund in a tax-free reorganization as of the close of business on January 27, 2023. The Fund has the same investment objective and substantially similar investment strategies as those of the Predecessor Fund. The bar chart shows the Predecessor Fund’s performance (represented by the performance of the Predecessor Fund’s No Load Class of Shares) for calendar years ended December 31. The table shows the Predecessor Fund’s average annual total returns (represented by the average annual total returns of the Predecessor Fund’s No Load Class of Shares) for the 1-year, 5-year, 10-year and since inception periods compared with those of a broad measure of market performance. The table also shows how the Fund’s performance compares to a second index that provides a broad measure of market performance. Performance for the Fund has not been adjusted to reflect the Fund’s lower expense ratios. Had the Predecessor Fund been structured as an ETF, its performance may have differed. Performance for the Predecessor Fund is based on the NAV per share of the Predecessor Fund shares rather than on market-determined prices. The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.horizonkinetics.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.horizonkinetics.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Years Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period of time shown in the bar chart, the highest quarterly return was 20.54% for the quarter ended March 31, 2013, and the lowest quarterly return was -12.31% for the quarter ended March 31, 2016.
Bar Chart, Reason Selected Class Different from Immediately Preceding Period [Text]	rr_BarChartReasonSelectedClassDifferentFromImmediatelyPrecedingPeriod	The Fund commenced operations after the assets of another investment company advised by the Adviser, the Kinetics Medical Fund (the “Predecessor Fund”), were transferred to the Fund in a tax-free reorganization as of the close of business on January 27, 2023.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.31%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for periods ended December 31, 2022)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Horizon Kinetics Medical ETF | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Since Inception	rr_AverageAnnualReturnSinceInception	6.83%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1999
Horizon Kinetics Medical ETF | NASDAQ Composite Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	NASDAQ Composite Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(33.10%)
5 Years	rr_AverageAnnualReturnYear05	8.68%
10 Years	rr_AverageAnnualReturnYear10	13.24%
Since Inception	rr_AverageAnnualReturnSinceInception	5.92%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1999
Horizon Kinetics Medical ETF | Horizon Kinetics Medical ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MEDX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 271
Annual Return 2013	rr_AnnualReturn2013	49.25%
Annual Return 2014	rr_AnnualReturn2014	16.44%
Annual Return 2015	rr_AnnualReturn2015	6.59%
Annual Return 2016	rr_AnnualReturn2016	(8.01%)
Annual Return 2017	rr_AnnualReturn2017	10.71%
Annual Return 2018	rr_AnnualReturn2018	1.67%
Annual Return 2019	rr_AnnualReturn2019	16.04%
Annual Return 2020	rr_AnnualReturn2020	9.04%
Annual Return 2021	rr_AnnualReturn2021	10.59%
Annual Return 2022	rr_AnnualReturn2022	4.21%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	8.19%
10 Years	rr_AverageAnnualReturnYear10	10.83%
Since Inception	rr_AverageAnnualReturnSinceInception	8.96%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1999
Horizon Kinetics Medical ETF | Horizon Kinetics Medical ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.80%
5 Years	rr_AverageAnnualReturnYear05	7.32%
10 Years	rr_AverageAnnualReturnYear10	9.63%
Since Inception	rr_AverageAnnualReturnSinceInception	8.18%	[2]
Horizon Kinetics Medical ETF | Horizon Kinetics Medical ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	2.78%
5 Years	rr_AverageAnnualReturnYear05	6.30%
10 Years	rr_AverageAnnualReturnYear10	8.67%
Since Inception	rr_AverageAnnualReturnSinceInception	7.61%	[2]
Horizon Kinetics SPAC Active ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Horizon Kinetics SPAC Active ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Horizon Kinetics SPAC Active ETF (“SPAC ETF” or the “Fund”) seeks to generate realized capital gains in excess of short-term interest rates on a risk adjusted basis.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund reorganized following the most recent fiscal year end, portfolio turnover information has been omitted.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect the Fund’s current unified management fee as if it had been in effect during the previous fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively-managed exchange-traded fund (“ETF”) that pursues its investment objective primarily by investing, under normal circumstances, in special purpose acquisition companies (“SPACs”) that Ryan Heritage, LLP, the Fund’s investment sub-adviser (the “Sub-Adviser”), believes will generate net realized capital gains in excess of the income derived from bank certificates of deposit with similar maturities.
A SPAC (also known as a “blank check” company) is an investment vehicle with no commercial operations that is designed to raise capital via an initial public offering (“IPO”) for the purpose of engaging in a merger, acquisition, reorganization, or similar business combination (a “Combination”) with one or more operating companies to be identified subsequent to the SPAC’s IPO. SPACs are often used as a vehicle to transition a company from private to publicly traded as an alternative to a more traditional direct IPO by a private company. Unless and until Combination is completed, a SPAC generally places a minimum of the total amount of cash raised in the IPO in a trust account that invests such cash in U.S. government securities or money market funds. A SPAC sponsor generally has 24 months (or less) to find an acquisition target, secure shareholder approval, and complete the Combination. Prior to consummation of a Combination, the SPAC’s shares trade in the market at prices that may be below or above the per share value of the trust account. If a Combination is not consummated within the allowed time span, the SPAC is automatically liquidated and the cash value, after any applicable taxes, fees, and administrative expenses, of the SPAC trust is distributed to shareholders. If a Combination is proposed, shareholders can (1) continue to hold onto their shares (which then bear the risks associated with all equity securities) or (2) redeem their shares for the pro rata value of the cash value of the trust. The Sub-Adviser believes SPACs offer upside potential when sold after an attractive Combination announcement, coupled with one or more redemption options, such as when the Fund is permitted to exit a SPAC prior to the completion of a Combination without loss of the principal it invested in the SPAC, thus providing a true asymmetric risk/reward profile for investors. Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in Pre-Combination SPACs, together with the warrants or rights issued in connection with the IPO of Pre-Combination SPACs. A warrant or right is a security that allows its holder to purchase a specified amount of common stock at a specified price for a specified time.
The Fund may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to, high quality, U.S. short-term debt securities and money market instruments. The Sub-Adviser will invest in such short-term cash positions to the extent the Sub-Adviser is unable to find sufficient investments meeting its criteria and when the Sub-Adviser believes the purchase of additional equity securities would not further the investment objective of the Fund during such periods of time. The criteria for temporarily investing in cash equivalents is a lack of current investments that the Sub-Adviser believes will generate net realized capital gains in excess of the income derived from bank certificates of deposit with similar maturities. Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Fund may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.
If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate in the positive performance as much as it would have if it had been more fully invested in securities. In the aforementioned temporary defensive periods, the Sub-Adviser believes that an additional amount of liquidity in the Fund is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Fund holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in Pre-Combination SPACs, together with the warrants or rights issued in connection with the IPO of Pre-Combination SPACs.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Associated Risks of Pre-Combination SPACs. “Pre-Combination” SPACs are SPACs that are either seeking a target for a Combination or have not yet completed a Combination with an identified target. Pre-Combination SPACs often have predetermined time frames to consummate a Combination (typically, two years) or the SPAC will liquidate. A Pre-Combination SPAC may extend the time to consummate a Combination. The Fund invests in equity securities including common stock, rights and warrants of SPACs, which raise cash to seek potential Combination opportunities. Unless and until a Combination is completed, substantially all of the cash raised by a SPAC is deposited in a trust account that generally invests its assets in U.S. government securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking Combinations, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a Combination that investors find attractive. There is no guarantee that the SPACs in which the Fund invests will complete a Combination or that any Combination that is completed will be attractive to investors. Some SPACs may pursue Combinations only within certain industries or regions, which may affect the volatility of their prices. A SPAC may restrict holders from redeeming more than a certain percentage of the outstanding public shares to discourage holders from accumulating large blocks of shares. While the terms of warrants issued by SPACs will vary, to the extent warrants are exercisable prior to a business combination, the holders of a SPAC’s common stock may be subject to dilution which could reduce the holder’s proportional ownership in the SPAC.
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Equity Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
•ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of domestic ETFs.
◦Trading Risk. Although Shares are listed for trading on The Nasdaq Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, a Fund may have to accept a lesser price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on a Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.
•Management Risk. The Fund is actively managed and its ability to achieve its investment objective is dependent on the Sub-Adviser’s successful implementation of the Fund’s investment strategies.
•Market Capitalization Risk.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. It is unknown how long circumstances related to the COVID-19 pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
•New Strategy Risk. The Fund may not be successful in implementing its new investment strategy, and its investment strategy may not be successful under all future market conditions, either of which could result in the Fund being liquidated at some future time without shareholder approval and/or at a time that may not be favorable for certain shareholders. New strategies may not attract sufficient assets to achieve investment, trading or other efficiencies.
•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
•Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
•Temporary Defensive Position Risk. If the Fund takes a temporary defensive position, it may invest all or a large portion of its assets in cash and/or cash equivalents. If the Fund takes a temporary defensive position, it may not achieve its investment objective.
•Warrants and Rights Risk. The Fund may receive warrants or rights in connection with purchasing equity securities, specifically SPAC Units. Investments in warrants or rights are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities, but only the right to buy them. Warrants and rights also are complex financial instruments. Their prices do not necessarily move parallel to the prices of underlying securities and their accounting treatment and valuation is subject to special considerations making them more prone to errors than less complex financial instruments. For example, determining whether warrants should be treated as equity or an asset or liability of the SPAC entity depends not only on the specific terms of the warrant contract, but also on the SPAC entity’s specific facts and circumstances. Warrants and rights are also subject to the risk that the Fund could lose the purchase value of the warrant if the warrant is not exercised or sold prior to its expiration. They also involve the risk that the effective price paid for the warrant or right added to the subscription price of the related security may be greater than the value of the subscribed security’s market price. If the Fund holds warrants or rights associated with a SPAC that does not complete a business combination within the designated time period, the warrants or rights held by the Fund will expire and lose all value.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.horizonkinetics.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.horizonkinetics.com
Horizon Kinetics SPAC Active ETF | Horizon Kinetics SPAC Active ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPAQ
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 271

[1]	Estimated for the current fiscal year.
[2]	The Predecessor Fund commenced operations on September 30, 1999.
[3]	Restated to reflect the Fund’s current unified management fee as if it had been in effect during the previous fiscal year.
[4]	Restated to reflect the Fund’s current unified management fee as if it had been in effect during the previous fiscal year.